Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 310,697	$ 1,247,424